Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders Equity Tables
Disclosure Of Non controlling Interests Explanatory [text block]

Non-controlling interest

	Net profit		Shareholders’ equity
(€ million)	2017	2016	December 31, 2017	December 31, 2016
EniPower Mantova SpA	4	5	23	21
Adriaplin Doo	2	2	14	13
Serfactoring SpA	(3)		12	15
	3	7	49	49

Disclosure of Eni shareholders' equity [text block]

Eni shareholders’ equity

(€ million)	December 31, 2017	December 31, 2016
Share capital	4,005	4,005
Legal reserve	959	959
Reserve for treasury shares	581	581
Reserve related to the fair value of cash flow hedging derivatives net of the tax effect	183	189
Reserve related to the fair value of available-for-sale securities net of the tax effect		4
Reserve related to the defined benefit plans net of tax effect	(114)	(112)
Other reserves	280	211
Cumulative currency translation differences	4,818	10,319
Treasury shares	(581)	(581)
Retained earnings	35,966	40,367
Interim dividend	(1,441)	(1,441)
Net profit (loss) for the year	3,374	(1,464)
	48,030	53,037

Disclosure of reserves within equity [text block]

The reserves related to the valuation at fair value of cash flow hedging derivatives, available-for-sale financial instruments and defined benefit plans, net of the related tax effect, consisted of the following:

	Cash flow hedge derivatives			Available-for-sale financial instruments			Defined benefit plans			Total
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2016	246	(57)	189	5	(1)	4	(99)	(13)	(112)	152	(71)	81
Changes of the year 2017	(59)	14	(45)	(5)	1	(4)	(33)	29	(4)	(97)	44	(53)
Foreign currency translation differences							(1)	3	2	(1)	3	2
Reversal of the year 2017	53	(14)	39							53	(14)	39
Reserve as of December 31, 2017	240	(57)	183				(133)	19	(114)	107	(38)	69
Reserve as of December 31, 2015	(637)	163	(474)	9	(1)	8	(111)	10	(101)	(739)	172	(567)
Changes of the year 2016	360	(90)	270	(3)		(3)	16	(35)	(19)	373	(125)	248
Foreign currency translation differences							(4)	12	8	(4)	12	8
Reversal of the year 2016	523	(130)	393	(1)		(1)				522	(130)	392
Reserve as of December 31, 2016	246	(57)	189	5	(1)	4	(99)	(13)	(112)	152	(71)	81

Disclosure of detailed information about reconciliation of net profit and shareholders' equity of parent company to consolidated net profit and shareholders' equity [text Block]

Reconciliation of net profit and shareholders’ equity of the parent company Eni SpA to consolidated net profit and shareholders’ equity

	Net profit		Shareholders’ equity
(€ million)	2017	2016	December 31, 2017	December 31, 2016
As recorded in Eni SpA’s Financial Statements	3,586	4,521	42,529	41,935
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(466)	(5,480)	6,110	12,384
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity	(1)	(44)	145	240
- adjustments to comply with Group account policies	202	(188)	719	461
- elimination of unrealized intercompany profits	(88)	(56)	(807)	(801)
- deferred taxation	144	(210)	(617)	(1,133)
	3,377	(1,457)	48,079	53,086
Non-controlling interest	(3)	(7)	(49)	(49)
As recorded in Consolidated Financial Statements	3,374	(1,464)	48,030	53,037